NATURE OF OPERATIONS (Details)	Sep. 16, 2020 shares	Sep. 15, 2020	Dec. 31, 2020 segment
Nature Of Operations [Abstract]
Number of operating segments (in segments) | segment			4
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		57.00%
Anagold
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Alacer
Disclosure of detailed information about business combination [line items]
Exchange ratio related to a business acquisition	0.3246
Proportion of ownership interest in subsidiary		43.00%
Alacer | Common shares
Disclosure of detailed information about business combination [line items]
Common shares issued in acquisition (in shares) | shares	95,699,911
Alacer | Copler | Anagold
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	80.00%